Short-term bank loans (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-term Bank Loans and Notes Payable	$ 4,719,552	$ 5,564,790
Loan payable One [Member] | Loan payable to Bank of China Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	2,679,852	2,958,690
Loan payable Two [Member] | Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	$ 2,039,700	$ 2,606,100